10. Financial Instruments - Risk Management (Details Narrative) - Dec. 31, 2018	USD ($)	EUR (€)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Mandatory reserves in banks | $	$ 250,000
Euro Member Countries, Euro
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Mandatory reserves in banks | €		€ 100,000